Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Depreciated cost	$ 287,961	$ 279,717
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	286,395	251,652
Initial consolidation	7,965	41,437
Others		(247)
Translation differences	3,010	(6,447)
Ending Balance	297,370	286,395
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	6,678	4,593
Amortization	3,024	2,141	[1]
Translation differences	(293)	(56)
Ending Balance	9,409	6,678
Electricity supply agreements and concession agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Depreciated cost	139,833	131,589
Electricity supply agreements and concession agreements | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	138,267	103,524
Initial consolidation	7,965	41,437
Others		(247)
Translation differences	3,010	(6,447)
Ending Balance	149,242	138,267
Electricity supply agreements and concession agreements | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	6,678	4,593
Amortization	3,024	2,141	[1]
Translation differences	(293)	(56)
Ending Balance	9,409	6,678
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Depreciated cost	148,128	148,128
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	148,128	148,128
Initial consolidation	0	0
Others		0
Translation differences	0	0
Ending Balance	148,128	148,128
Goodwill | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	0	0
Amortization	0	0	[1]
Translation differences	0	0
Ending Balance	$ 0	$ 0

[1]	The amortization of the intangible assets is included under Costs of sales in the Consolidated Statements of Income and Other Comprehensive Income